Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable [Member]
Basic and diluted net loss per share of common stock
Allocation of net loss, as adjusted				$ 310,527
Basic and diluted net loss per share of common stock				$ 0.09
Non-Redeemable Common Stock [Member]
Basic and diluted net loss per share of common stock
Allocation of net loss, as adjusted	$ (72,742)	$ (668)	$ (490)	$ 266,913
Basic and diluted weighted average shares outstanding	3,132,500	2,500,000	2,500,000	2,951,897
Basic and diluted net loss per share of common stock	$ (0.02)	$ (0.00)	$ (0.00)	$ 0.09
Redeemable Common Stock [Member]
Basic and diluted net loss per share of common stock
Allocation of net loss, as adjusted	$ (267,049)
Basic and diluted weighted average shares outstanding	11,500,000			3,434,247
Basic and diluted net loss per share of common stock	$ (0.02)			$ 0.09